Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	£ 749	£ 2
Non-current borrowings	1,572	674
Finance lease liabilities	89	3
Current borrowings	92	46
Borrowings	1,664	720
Revolving credit facility	230
1.875% Euro notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	170	233
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	89	92
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	72	74
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	262	273
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 3	£ 43